Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 600,912	$ 361,422	$ 366,298
Less reserve for obsolete inventory
Total	$ 600,912	$ 361,422	$ 366,298